Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: April 10, 2024

Payment Date	4/15/2024
Collection Period Start	3/1/2024
Collection Period End	3/31/2024
Interest Period Start	3/15/2024
Interest Period End	4/14/2024

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$273,582,520.33	$22,161,721.54	$251,420,798.79	0.539298	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$419,665,520.33	$22,161,721.54	$397,503,798.79

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$423,056,730.32	$400,895,008.78	0.295540
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$423,056,730.32	$400,895,008.78
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$273,582,520.33	0.77000%	30/360	$175,548.78
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$419,665,520.33			$316,622.53

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$423,056,730.32	$400,895,008.78
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$423,056,730.32	$400,895,008.78
Number of Receivables Outstanding	39,656	38,695
Weighted Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	32.3	31.4

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,303,970.13
Principal Collections	$21,982,852.71
Liquidation Proceeds	$67,684.74
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$23,354,507.58
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$23,354,507.58

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$352,547.28	$352,547.28	$—	$—	$23,001,960.30
Interest - Class A-1 Notes	$—	$—	$—	$—	$23,001,960.30
Interest - Class A-2 Notes	$—	$—	$—	$—	$23,001,960.30
Interest - Class A-3 Notes	$175,548.78	$175,548.78	$—	$—	$22,826,411.52
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$22,735,073.52
First Allocation of Principal	$—	$—	$—	$—	$22,735,073.52
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$22,720,491.14
Second Allocation of Principal	$—	$—	$—	$—	$22,720,491.14
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$22,704,327.37
Third Allocation of Principal	$5,206,511.55	$5,206,511.55	$—	$—	$17,497,815.82
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,478,826.22
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$3,914,826.22
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,914,826.22
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$523,616.23
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$523,616.23
Remaining Funds to Certificates	$523,616.23	$523,616.23	$—	$—	$—
Total	$23,354,507.58	$23,354,507.58	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$423,056,730.32	$400,895,008.78
Note Balance	$419,665,520.33	$397,503,798.79
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	13	$178,868.83
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	83	$67,684.74
Monthly Net Losses (Liquidation Proceeds)			$111,184.09
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.19%
Second Preceding Collection Period			0.18%
Preceding Collection Period			0.23%
Current Collection Period			0.32%
Four-Month Average Net Loss Ratio			0.23%
Cumulative Net Losses for All Periods			$2,113,013.36
Cumulative Net Loss Ratio			0.16%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.35%	104	$1,396,852.71
60-89 Days Delinquent	0.11%	31	$457,728.89
90-119 Days Delinquent	0.04%	12	$159,702.39
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.50%	147	$2,014,283.99

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$65,311.94
Total Repossessed Inventory		8	$118,045.09

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		43	$617,431.28
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.19%
Preceding Collection Period			0.21%
Current Collection Period			0.15%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.24	0.06%	18	0.05%